Financial Risk Management - Summary of Financial Instruments (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Financial assets
Cash and cash equivalents	$ 99,039,172	$ 142,737,362	$ 102,601,252
Trade and other receivables	11,984,834	13,659,367	1,633,701
Financial assets at fair value through profit or loss	16,490,271	16,666,619
Total financial assets	127,514,277	173,063,348	104,234,953
Financial liabilities
Trade payables	4,108,380	2,651,984	1,369,284
Lease liabilities	5,178,938	5,345,678	5,654,083
Borrowings	36,162,902	36,963,328	4,702,239
Total financial liabilities	$ 45,450,220	$ 44,960,990	$ 11,725,606